Cover	Oct. 08, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39569
Entity Registrant Name	BONK, INC.
Entity Central Index Key	0001760903
Entity Tax Identification Number	83-2455880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18801 N Thompson Peak Pkwy Ste 380
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	(561)
Local Phone Number	244-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Safety Shot, Inc.
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	BNKK
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at $8.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at $8.50 per share
Trading Symbol	BNKKW
Security Exchange Name	NASDAQ